Description of business	6 Months Ended
Jun. 30, 2019
Description of business
Description of business

1. Description of business

Höegh LNG Partners LP (the “Partnership”) is a publicly traded Marshall Islands limited partnership initially formed for the purpose of acquiring from Höegh LNG Holdings Ltd. (“Höegh LNG”) its interests in Hoegh LNG Lampung Pte. Ltd., PT Hoegh LNG Lampung (the owner of the PGN FSRU Lampung), SRV Joint Gas Ltd. (the owner of the Neptune), and SRV Joint Gas Two Ltd. (the owner of the Cape Ann) in connection with the Partnership’s initial public offering of its common units (the “IPO”) in August 2014. As of June 30, 2019, the Partnership has a fleet of five floating storage regasification units (“FSRUs”).

On January 26, 2018, the Partnership entered into a sales agreement with B. Riley FBR Inc. (the “Agent”). Under the terms of the sales agreement, the Partnership may offer and sell up to $120 million aggregate offering amount of common units and 8.75% Series A cumulative redeemable preferred units (“Series A preferred units”), from time to time, through the Agent, acting as an agent for the Partnership (the “ATM Program”). Sales of such units may be made in negotiated transactions or transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market marker other than on an exchange. Refer to note 15.

The interests in SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., collectively, are referred to as the “joint ventures” and the remaining entities owned by the Partnership, as reflected in the table below are, collectively, referred to as the “subsidiaries” in these consolidated financial statements. The PGN FSRU Lampung, the Höegh Gallant, the Höegh Grace, the Neptune and the Cape Ann are FSRUs and, collectively, referred to in these consolidated financial statements as the “vessels” or the “FSRUs.” The Tower Yoke Mooring System (the “Mooring”) is an offshore installation that is used to moor the PGN FSRU Lampung to offload the gas into an offshore pipe that transports the gas to a land terminal. PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, the owner of the Höegh Gallant, Höegh LNG FSRU IV Ltd., the owner of the Höegh Grace, and the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are collectively referred to as the “FSRU-owning entities.”

The Neptune and the Cape Ann operate under long-term time charters with expiration dates in 2029 and 2030, respectively, and, in each case, with an option for the charterer, Global LNG Supply S.A.S., a subsidiary of Total S.A. (“Total”), to extend for up to one additional period of ten years or two additional periods of five years each. The PGN FSRU Lampung operates under a long term time charter which started in July 2014 with an expiration date in 2034, with an option for the charterer to extend for up to two additional periods of five years each, and uses the Mooring that was constructed, installed, and sold to the charterer, PT PGN LNG Indonesia (“PGN LNG”), a subsidiary of PT Perusahaan Gas Negara (Persero) Tbk (“PGN”), a subsidiary of PT Pertamina, a government-controlled, Indonesian oil and gas producer, natural gas transportation and distribution company. The Höegh Gallant operates under a long-term time charter which started in April 2015 with an expiration date in April 2020 with Hoegh LNG Egypt LLC (“EgyptCo”), a subsidiary of Höegh LNG. EgyptCo had a charter with the government-owned Egyptian Natural Gas Holding Company ("EGAS") until October 2018. EgyptCo has an LNG carrier time charter with a third party from October 2018 until April 2020. Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the EgyptCo charter until July 2025. The Höegh Grace operates under a long-term time charter which started in December 2016 with Sociedad Portuaria El Cayao S.A. E.S.P. (“SPEC”). SPEC is 51% owned by Promigas S.A. ESP, a Colombian company focused on the transportation and distribution of natural gas, and 49% owned by private equity investors. The non-cancellable charter period of 10 years ends in December 2026. The initial term of the charter is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if SPEC waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10.

The following table lists the entities included in these consolidated financial statements and their purpose as of June 30, 2019.

Jurisdiction of
Incorporation
Name	or Registration	Purpose
Höegh LNG Partners LP	Marshall Islands	Holding Company
Höegh LNG Partners Operating LLC (100% owned)	Marshall Islands	Holding Company,Owns 100% of Hoegh LNG Cyprus Limited
Hoegh LNG Services Ltd (100% owned)	United Kingdom	Administration Services Company
Hoegh LNG Lampung Pte. Ltd. (100% owned)	Singapore	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung (49% owned) (1)	Indonesia	Owns PGN FSRU Lampung
SRV Joint Gas Ltd. (50% owned) (2)	Cayman Islands	Owns Neptune
SRV Joint Gas Two Ltd. (50% owned) (2)	Cayman Islands	Owns Cape Ann
Höegh LNG FSRU III Ltd. (100% owned) (3)(5)	Cayman Islands	Holding Company
Hoegh LNG Cyprus Limited (100% owned) (3)	Cyprus	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch (100% owned) (3)	Egypt	Branch of Hoegh LNG Cyprus Limited
Höegh LNG Colombia Holding Ltd. (100% owned) (4)	Cayman Islands	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Höegh LNG FSRU IV Ltd. (100% indirectly owned) (4)	Cayman Islands	Owns Höegh Grace
Höegh LNG Colombia S.A.S. (100% indirectly owned) (4)	Colombia	Operating Company
(1)	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated financial statements.
(2)	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
(3)	The ownership interests were acquired on October 1, 2015.
(4)	The 51% of the ownership interests were acquired on January 3, 2017, and the remaining 49% of the ownership interests were acquired on December 1, 2017.
(5)

On January 31, 2019, Höegh LNG FSRU III Ltd. transferred its ownership in Hoegh LNG Cyprus Limited to Höegh LNG Partners Operating LLC. As a result, the Partnership expects to liquidate Höegh LNG FSRU III Ltd. in the future.